Note 8 - Share-based Payments - Warrant Activity (Details) - Warrants [member]		6 Months Ended
		Jun. 30, 2026 $ / shares	Jun. 30, 2025 $ / shares
Statement Line Items [Line Items]
Warrants granted	[1]	6,734,049	3,044,794
Warrants granted		6,544,725	1,372,407
Warrants granted, weighted average exercise price (in dollars per share)		$ 0.09	$ 0.07
Warrants forfeited		(397,766)	(83,662)
Warrants forfeited, weighted average exercise price (in dollars per share)		$ 0.16	$ 0.23
Warrants outstanding	[2]	12,881,008	4,333,539
Warrants exercisable		5,867,136	2,953,561

[1]	December 31, 2025, and 2024 end rate used.
[2]	Number of warrants exclude non-employee warrants as referred to in Note 6.